Other financial assets - Disclosure of other financial assets (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of financial assets [abstract]
Advances related to CRO contracts	€ 4,693	€ 4,665
Deposits	702	693
Total other non-current financial assets	5,395	5,358
Advances related to CRO contracts	7,903	7,717
Other investments	14,128	13,698
Total other current financial assets	22,032	21,415
Other financial assets	€ 27,426	€ 26,772